Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deferred tax liabilities
Intangibles	$ (23,490)	$ (24,340)
Property and equipment	(54,031)	(56,517)
Total deferred tax liabilities	(77,521)	(80,857)
Deferred tax assets:
Net operating loss carry forward	14,432	22,053
Other	19,224	17,058
Total deferred tax assets	33,656	39,111
Valuation allowance		(337)
Net deferred tax assets	33,656	38,774
Net deferred tax liabilities	$ (43,865)	$ (42,083)